Subsequent events (Details) € in Millions, £ in Millions, shares in Millions					12 Months Ended
	Apr. 25, 2018 USD ($) shares	Apr. 05, 2018 GBP (£) item	Aug. 07, 2017 shares	Aug. 06, 2017	Mar. 31, 2018	Apr. 05, 2018 EUR (€)
Subsequent events | Vodafone UK
Subsequent events
Frequency of spectrum acquired in MHz | item		50
Frequency of spectrum available for auction in MHz | item		3,400
Spectrum Payments		£ 378.2				€ 433.4
Term of spectrum acquired		20 years
Vodafone International Holdings B.V.
Subsequent events
Ownership interest (as a percent)			69.70%	65.00%	100.00%
Vodacom Group Limited
Subsequent events
Ownership interest (as a percent)					64.52%
Bharti Infratel | Subsequent events | Bharti Airtel | Maximum
Subsequent events
Ownership interest (as a percentage)	53.50%
Bharti Infratel | Subsequent events | Bharti Airtel | Minimum
Subsequent events
Ownership interest (as a percentage)	37.20%
Vodafone | Vodacom Group Limited
Subsequent events
Number of shares issued | shares			233.5
Indus Towers | Bharti Infratel | Subsequent events
Subsequent events
Ownership interest (as a percentage)	42.00%
Indus Towers | Vodafone | Subsequent events
Subsequent events
Ownership interest (as a percentage)	42.00%
Number of shares issued | shares	783.1
Indus Towers | Aditya Birla Group | Subsequent events
Subsequent events
Ownership interest (as a percentage)	11.15%
Ownership interest which has selling option (as percent)	11.15%
Ownership interest sold (as a percentage)	$ 11.15
Indus Towers | Providence | Subsequent events
Subsequent events
Ownership interest (as a percentage)	4.85%
Ownership interest which has selling option (as percent)	3.35%
Ownership interest sold (as a percentage)	$ 3.35
Bharti Airtel and Vodafone Jointly Control Operation | Subsequent events
Subsequent events
Ownership interest sold (as a percentage)	$ 29.4